Subsequent events (Details) - shares				12 Months Ended
	Jan. 03, 2023	Oct. 06, 2022	Apr. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 25, 2021
INCO
Subsequent events
Percentage of voting interest acquired						30.00%
Percentage of ownership interest in associate held		24.90%	26.09%	24.93%	26.10%
INCO
Subsequent events
Percentage of voting interest acquired						30.00%
Acquisition | INCO
Subsequent events
Percentage of voting interest acquired	75.10%
Number of shares issued	10,436,202
Number of shares issued in form of treasury shares	1,047,142
Number of shares issued in form of newly issued shares	9,389,060